Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in Shares)	4,600,000,000	4,600,000,000
Ordinary shares, shares issued (in Shares)	174,304,260	174,304,260
Ordinary shares, shares outstanding (in Shares)	174,304,260	174,304,260
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in Shares)	200,000,000	200,000,000
Ordinary shares, shares issued (in Shares)	61,162,400	61,162,400
Ordinary shares, shares outstanding (in Shares)	61,162,400	61,162,400